SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of property, equipment and software estimated useful lives
Property, equipment and software are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Furniture and office equipment	5 years
Software	10 years
Leasehold improvement	Shorter of the lease term or estimated economic life

Summary of contract liabilities arising from contract with customers
The following table provides information about the Group’s contract liabilities and refund liability arising from contract with customers. The increase in contract liabilities primarily resulted from the Group’s business growth.

	Year ended December 31,
	2018	2019
	RMB	RMB
Deferred revenue-current	263,330	1,331,962
Deferred revenue-non-current	8,711	5,674

	272,041	1,337,636

Refund liability	11,167	54,567

Summary of disaggregated revenue by types
For the years ended December 31, 2017, 2018 and 2019, all of the Group’s revenues were generated in the PRC. Additionally, all of the revenues for the periods were recognized from contracts with customers. The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segment.

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Online tutoring services	28,077	362,622	2,084,803
- K-12 courses	21,652	290,890	1,706,538
- Foreign language, professional and interest education services	6,425	71,732	378,265
Other services:	69,503	34,684	30,052
- Membership-based service	45,702	11,277	282
- Offline business consulting courses	22,023	22,081	25,862
- Others	1,778	1,326	3,908

Total net revenues	97,580	397,306	2,114,855